UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2010

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Camber Capital Management LLC
Address:              101 Huntington Avenue
                      25th Floor
                      Boston, MA 02199

Form 13F File Number: 028-13745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Stephen DuBois
Title:                Managing Member
Phone:                617-717-6601
Signature, Place, and Date of Signing:

/s/ Stephen DuBois                 Boston, MA               August 16, 2010
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:       426,764
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                    CAMBER CAPITAL MANAGEMENT LLC
                                           As of 6/30/10
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  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None


ABRAXIS BIOSCIENCE INC NEW	COM	       00383Y102   25,970      350,000 	SH	  Sole	      n/a	  350,000
AETNA INC NEW	                COM	       00817Y108   13,190      500,000 	SH	  Sole	      n/a	  500,000
AMGEN INC	                COM	       031162100   31,560      600,000 	SH	  Sole	      n/a	  600,000
AMGEN INC			COM            031162100   10,520      200,000      CALL  Sole        n/a         200,000
ANADYS PHARMACEUTICALS, INC.    COM            03252Q408      893      465,120  SH        Sole        n/a         465,120
AUXILIUM PHARMACEUTICALS. INC.  COM            05334D107   17,731      754,500  SH        Sole        n/a         754,500
BECKMAN COULTER, INC.           COM            075811109   13,565      225,000  SH        Sole        n/a         225,000
BOSTON SCIENTIFIC CORP	        COM	       101137107   20,300    3,500,000 	SH	  Sole	      n/a	3,500,000
BRISTOL-MYERS SQUIBB COMPANY    COM            110122108   24,940    1,000,000  SH        Sole        n/a       1,000,000
CAREFUSION CORP	                COM	       14170T101   20,225      892,300 	SH	  Sole	      n/a	  892,300
CONCEPTUS INC	                COM	       206016107   16,582    1,064,311 	SH	  Sole	      n/a	1,064,311
CRUCELL N.V.   	                ADR	       228769105    4,928      269,000 	SH	  Sole	      n/a	  269,000
CYPRESS BIOSCIENCES INC	        COM	       232674507    1,150      500,000 	SH	  Sole	      n/a	  500,000
DYNAVAX TECHNOLOGIES CORP       COM            268158102    4,272    2,296,800  SH        Sole        n/a       2,296,800
DYNAVAX TECHNOLOGIES CORP       WARRANT        268994167    1,305    1,735,500      CALL  Sole        n/a       1,735,500
ELAN PLC                        ADR	       284131208    9,000    2,000,000 	SH	  Sole	      n/a	2,000,000
GILEAD SCIENCES INC	        COM	       375558103   31,195      910,000 	SH	  Sole	      n/a	  910,000
GILEAD SCIENCES INC	        COM	       375558103    8,570      250,000 	    CALL  Sole	      n/a	  250,000
GILEAD SCIENCES INC	        COM	       375558103    8,570      250,000 	    CALL  Sole	      n/a	  250,000
HUMANA INC	                COM	       444859102   22,835      500,000 	SH	  Sole	      n/a	  500,000
HUMAN GENOME SCIENCES INC	COM	       444903108    7,147      315,400 	SH	  Sole	      n/a	  315,400
MYRIAD GENETICS INC	        COM	       62855J104    4,168      278,800 	SH	  Sole	      n/a	  278,800
PFIZER INC	                COM	       717081103   24,955    1,750,000 	SH	  Sole	      n/a	1,750,000
REGENERON PHARMACEUTICAL        COM	       75886F107    7,377      330,500 	SH	  Sole	      n/a	  330,500
SAVIENT PHARMACEUTICALS INC	WARRANT	       80517Q100      376       81,261 	    CALL  Sole	      n/a	   81,261
TARGACEPT, INC.                 COM            87611R306    4,506      233,084  SH        Sole        n/a         233,084
UNITEDHEALTH GROUP INC	        COM	       91324P102   31,240    1,100,000 	SH	  Sole	      n/a	1,100,000
UNIVERSAL AMERICAN CORP	        COM	       913377107    4,727      328,241 	SH	  Sole	      n/a	  328,241
VIROPHARMA INC	                RIGHTS	       928241108        0      968,341 	    CALL  Sole	      n/a	  968,341
VIROPHARMA INC	                RIGHTS	       928241108      141      968,341 	    CALL  Sole	      n/a	  968,341
WALGREEN CO	                COM	       931422109   12,282      460,000 	SH	  Sole	      n/a	  460,000
WELLCARE HEALTH PLANS INC	COM	       94946T106   14,600      615,000 	SH	  Sole	      n/a	  615,000
WELLPOINT, INC.			COM            94973V107   20,795      425,000  SH        Sole        n/a         425,000
WRIGHT MED GROUP INC            COM            98235T107    7,149      430,400  SH        Sole        n/a         430,400



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